Schedule of Investments (unaudited)
January 31, 2025
iShares® Core U.S. REIT ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Diversified REITs — 2.5%
Alexander & Baldwin, Inc.	173,304	$ 3,093,476
Alpine Income Property Trust, Inc.	29,802	502,462
American Assets Trust, Inc.	114,099	2,770,324
Armada Hoffler Properties, Inc.	187,712	1,835,823
Broadstone Net Lease, Inc.	456,334	7,182,697
CTO Realty Growth, Inc.	68,717	1,348,915
Empire State Realty Trust, Inc., Class A	324,612	3,103,291
Essential Properties Realty Trust, Inc.	417,756	13,409,968
Gladstone Commercial Corp.	105,091	1,703,525
Global Net Lease, Inc.	478,069	3,437,316
NexPoint Diversified Real Estate Trust	97,512	539,241
One Liberty Properties, Inc.	37,791	970,095
WP Carey, Inc.	521,510	29,157,624
		69,054,757
Health Care REITs — 15.4%
Alexandria Real Estate Equities, Inc.	416,308	40,527,584
American Healthcare REIT, Inc.	362,036	10,241,998
CareTrust REIT, Inc.	446,063	11,820,670
Community Healthcare Trust, Inc.	64,714	1,283,279
Diversified Healthcare Trust	519,975	1,289,538
Global Medical REIT, Inc.	158,789	1,244,906
Healthcare Realty Trust, Inc.	853,384	14,294,182
Healthpeak Properties, Inc.	1,680,899	34,727,373
LTC Properties, Inc.	109,696	3,773,542
Medical Properties Trust, Inc.(a)	1,448,905	6,795,364
National Health Investors, Inc.	101,353	6,903,153
Omega Healthcare Investors, Inc.	650,072	24,091,668
Sabra Health Care REIT, Inc.	563,139	9,410,053
Sila Realty Trust, Inc.(a)	136,678	3,397,815
Universal Health Realty Income Trust	30,609	1,194,975
Ventas, Inc.	1,004,998	60,721,979
Welltower, Inc.	1,479,179	201,878,350
		433,596,429
Hotel & Resort REITs — 2.9%
Apple Hospitality REIT, Inc.	549,884	8,490,209
Braemar Hotels & Resorts, Inc.	208,379	531,366
Chatham Lodging Trust	114,653	1,002,067
DiamondRock Hospitality Co.	492,602	4,325,046
Host Hotels & Resorts, Inc.	1,676,445	28,013,396
Park Hotels & Resorts, Inc.	496,742	6,701,050
Pebblebrook Hotel Trust	282,668	3,711,431
RLJ Lodging Trust	374,257	3,649,006
Ryman Hospitality Properties, Inc.	140,561	14,736,415
Service Properties Trust	392,750	1,119,337
Summit Hotel Properties, Inc.	250,586	1,681,432
Sunstone Hotel Investors, Inc.	485,903	5,505,281
Xenia Hotels & Resorts, Inc.	242,757	3,631,645
		83,097,681
Industrial REITs — 13.8%
Americold Realty Trust, Inc.	686,241	14,994,366
EastGroup Properties, Inc.	118,371	20,078,089
First Industrial Realty Trust, Inc.	318,656	17,013,044
Industrial Logistics Properties Trust	155,425	617,037
Innovative Industrial Properties, Inc.	67,101	4,809,800
Lineage, Inc.(a)	149,622	8,977,320
LXP Industrial Trust	692,063	5,757,964
Plymouth Industrial REIT, Inc.	95,478	1,604,030
Prologis, Inc.	2,218,033	264,500,435
Rexford Industrial Realty, Inc.	530,810	21,582,735
Security	Shares	Value
Industrial REITs (continued)
STAG Industrial, Inc.	436,839	$ 14,931,157
Terreno Realty Corp.	229,074	14,986,021
		389,851,998
Office REITs — 4.2%
Brandywine Realty Trust	402,294	2,208,594
BXP, Inc.	378,221	27,663,084
City Office REIT, Inc.	92,060	488,839
COPT Defense Properties	271,595	7,995,757
Cousins Properties, Inc.	386,081	11,787,053
Douglas Emmett, Inc.	325,356	5,973,536
Easterly Government Properties, Inc.	231,119	2,625,512
Highwoods Properties, Inc.	253,989	7,566,332
Hudson Pacific Properties, Inc.	313,773	982,109
JBG SMITH Properties	194,192	3,011,918
Kilroy Realty Corp.	280,358	10,939,569
NET Lease Office Properties(a)(b)	38,935	1,242,805
Orion Office REIT, Inc.	161,838	655,444
Paramount Group, Inc.	439,267	2,148,016
Peakstone Realty Trust, Class E	96,790	1,040,492
Piedmont Office Realty Trust, Inc., Class A	293,951	2,569,132
Postal Realty Trust, Inc., Class A	52,268	687,847
SL Green Realty Corp.	167,840	11,310,738
Vornado Realty Trust(a)	422,733	18,287,429
		119,184,206
Residential REITs — 16.2%
American Homes 4 Rent, Class A	812,124	28,123,854
Apartment Investment & Management Co., Class A	331,189	2,993,949
AvalonBay Communities, Inc.	340,608	75,448,078
BRT Apartments Corp.	27,113	464,717
Camden Property Trust	249,089	28,323,910
Centerspace	39,408	2,394,036
Elme Communities	207,824	3,171,394
Equity LifeStyle Properties, Inc.	454,459	29,744,341
Equity Residential	906,854	64,051,098
Essex Property Trust, Inc.	153,412	43,656,453
Independence Realty Trust, Inc.	538,107	10,337,035
Invitation Homes, Inc.	1,471,076	45,824,017
Mid-America Apartment Communities, Inc.	279,096	42,584,468
NexPoint Residential Trust, Inc.	53,264	2,102,863
Sun Communities, Inc.	296,544	37,512,816
UDR, Inc.	789,736	32,963,581
UMH Properties, Inc.	172,136	3,096,727
Veris Residential, Inc.	186,920	2,979,505
		455,772,842
Retail REITs — 16.8%
Acadia Realty Trust	283,632	6,534,881
Agree Realty Corp.	257,671	18,699,184
Alexander’s, Inc.	5,109	970,455
Brixmor Property Group, Inc.	722,292	18,822,929
CBL & Associates Properties, Inc.	52,052	1,593,312
Curbline Properties Corp.	226,165	5,534,258
Federal Realty Investment Trust	203,352	22,090,128
FrontView REIT, Inc.	34,034	586,746
Getty Realty Corp.	123,829	3,839,937
InvenTrust Properties Corp.	184,559	5,488,785
Kimco Realty Corp.	1,584,860	35,580,107
Kite Realty Group Trust	519,629	12,029,411
Macerich Co. (The)	563,710	11,713,894
NETSTREIT Corp.	185,146	2,680,914
NNN REIT, Inc.	449,930	17,722,743
Phillips Edison & Co., Inc.	292,359	10,621,402

Schedule of Investments (unaudited) (continued)
January 31, 2025
iShares® Core U.S. REIT ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Retail REITs (continued)
Realty Income Corp.	2,091,545	$ 114,282,019
Regency Centers Corp.	434,626	31,223,532
Retail Opportunity Investments Corp.	295,124	5,155,816
Saul Centers, Inc.	25,032	914,169
Simon Property Group, Inc.	750,956	130,561,210
SITE Centers Corp.	113,077	1,693,893
Tanger, Inc.	253,512	8,320,264
Urban Edge Properties	299,087	6,083,430
Whitestone REIT	117,965	1,580,731
		474,324,150
Specialized REITs — 28.0%
CubeSmart	539,536	22,498,651
Digital Realty Trust, Inc.	794,563	130,197,093
EPR Properties	181,558	8,369,824
Equinix, Inc.	231,349	211,374,327
Extra Space Storage, Inc.	502,163	77,333,102
Farmland Partners, Inc.	104,740	1,222,316
Four Corners Property Trust, Inc.	233,630	6,408,471
Gaming & Leisure Properties, Inc.	626,758	30,328,820
Gladstone Land Corp.	79,997	868,767
Iron Mountain, Inc.	699,015	70,998,954
Lamar Advertising Co., Class A	209,764	26,518,365
National Storage Affiliates Trust	170,500	6,334,075
Outfront Media, Inc.	343,949	6,328,661
Public Storage	379,513	113,277,040
Safehold, Inc.	123,302	1,998,725
VICI Properties, Inc.	2,503,218	74,520,800
		788,577,991
Total Long-Term Investments — 99.8% (Cost: $2,860,304,975)		2,813,460,054
Security	Shares	Value
Short-Term Securities
Money Market Funds — 0.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.54%(c)(d)(e)	21,550,702	$ 21,561,478
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.35%(c)(d)	4,647,112	4,647,112
Total Short-Term Securities — 0.9% (Cost: $26,208,243)		26,208,590
Total Investments — 100.7% (Cost: $2,886,513,218)		2,839,668,644
Liabilities in Excess of Other Assets — (0.7)%		(20,659,628)
Net Assets — 100.0%		$ 2,819,009,016

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/30/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/25	Shares Held at 01/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 2,558,636	$ 19,006,534 (a)	$ —	$ (3,703)	$ 11	$ 21,561,478	21,550,702	$ 57,727 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	6,904,914	—	(2,257,802)(a)	—	—	4,647,112	4,647,112	278,789	—
				$ (3,703)	$ 11	$ 26,208,590		$ 336,516	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)
January 31, 2025
iShares® Core U.S. REIT ETF
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Dow Jones U.S. Real Estate Index	130	03/21/25	$ 4,739	$ 138,234
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 2,813,460,054	$ —	$ —	$ 2,813,460,054
Short-Term Securities
Money Market Funds	26,208,590	—	—	26,208,590
	$ 2,839,668,644	$ —	$ —	$ 2,839,668,644
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 138,234	$ —	$ —	$ 138,234

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
REIT	Real Estate Investment Trust